UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 3/31/2010
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
April 15, 2010

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     37
                                             --
Form 13F Information Table Value Total:    $2,218,910 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 3/31/2010
                                           Reporting Manager: Stralem & Company

ITEM 1:                      ITEM 2:    ITEM 3:   ITEM 4:    ITEM 5:                  ITEM 6:           ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                       VOTING
                             TITLE                FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                              OF                  MARKET  SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER               CLASS     CUSIP NO.  VALUE   PRINCIPAL  PRN/CALL SOLE  DEFINED IN   OTHER  MANAGERS  SOLE  SHARED  NONE
                                                 ("000"                              Inst. V           Inst. V
                                                 omitted)
CISCO SYS INC COM        Common Stocks 17275R102  64,783   2,488,765                  Sole                       2,299,365   189,400
HEWLETT PACKARD CO COM   Common Stocks 428236103  63,210   1,189,268                  Sole                       1,093,068    96,200
INTEL CORP COM           Common Stocks 458140100  65,184   2,924,352                  Sole                       2,705,252   219,100
MICROSOFT CORP COM       Common Stocks 594918104  62,008   2,117,221                  Sole                       1,958,121   159,100
ABBOTT LABS COM          Common Stocks 002824100  58,850   1,117,118                  Sole                       1,039,418    77,700
JOHNSON & JOHNSON        Common Stocks 478160104  55,666     853,767                  Sole                         809,367    44,400
LILLY ELI & CO COM       Common Stocks 532457108  54,251   1,497,806                  Sole                       1,393,206   104,600
THERMO FISHER SCIENTIFIC Common Stocks 883556102   1,132      22,000                  Sole                             800    21,200
3M COMPANY               Common Stocks 88579Y101  52,169     624,250                  Sole                         578,850    45,400
AUTOMATIC DATA
  PROCESSING INC         Common Stocks 053015103   2,966      66,700                  Sole                          34,900    31,800
AVON PRODS INC COM       Common Stocks 054303102  84,119   2,483,577                  Sole                       2,300,177   183,400
BERKSHIRE HATHAWAY
  INC DEL CL             Common Stocks 084670702     610       7,500                  Sole                           7,500
CATERPILLAR INC DEL COM  Common Stocks 149123101  93,717   1,491,123                  Sole                       1,370,423   120,700
CVS/CAREMARK CORP        Common Stocks 126650100   1,429      39,100                  Sole                          39,100
DANAHER CORP DEL COM     Common Stocks 235851102  86,180   1,078,465                  Sole                         995,665    82,800
EMERSON ELEC CO COM      Common Stocks 291011104  91,337   1,814,405                  Sole                       1,675,705   138,700
GENERAL ELECTRIC CO COM  Common Stocks 369604103  81,742   4,491,307                  Sole                       4,240,207   251,100
INTERNATIONAL BUSINESS
  MACHS C                Common Stocks 459200101  83,483     650,937                  Sole                         601,037    49,900
KELLOGG CO.              Common Stocks 487836108  25,507     477,400                  Sole                         442,800    34,600
L-3 COMMUNICATIONS
  HLDGS INC C            Common Stocks 502424104  80,213     875,400                  Sole                         809,700    65,700
LOEWS CORP COM           Common Stocks 540424108  81,537   2,187,152                  Sole                       2,018,552   168,600
MCDONALDS CORP COM       Common Stocks 580135101  84,683   1,269,236                  Sole                       1,187,836    81,400
NEWMONT MINING CORP.     Common Stocks 651639106  28,062     551,000                  Sole                         509,200    41,800
PROCTER & GAMBLE CO COM  Common Stocks 742718109  52,190     824,875                  Sole                         766,875    58,000
SCHLUMBERGER LTD.        Common Stocks 806857108  18,668     294,162                  Sole                         271,862    22,300
UNITED TECHNOLOGIES      Common Stocks 913017109  81,743   1,110,490                  Sole                       1,026,890    83,600
WAL MART STORES INC COM  Common Stocks 931142103  27,022     486,000                  Sole                         451,100    34,900
CHEVRON CORP NEW COM     Common Stocks 166764100  92,954   1,225,820                  Sole                       1,141,670    84,150
DEVON ENERGY CORP
  NEW COM                Common Stocks 25179M103  84,735   1,315,154                  Sole                       1,220,454    94,700
KROGER CO COM            Common Stocks 501044101  91,856   4,240,800                  Sole                       3,937,100   303,700
XTO ENERGY INC COM       Common Stocks 98385X106 100,458   2,129,244                  Sole                       1,977,644   151,600
AT&T INC COM             Common Stocks 00206R102     408      15,796                  Sole                          15,796
CONSOLIDATED EDISON
  INC COM                Common Stocks 209115104  93,218   2,092,916                  Sole                       1,938,450   154,466
DUKE ENERGY CORP COM     Common Stocks 26441C105  89,795   5,502,121                  Sole                       5,098,921   403,200
PFIZER INC COM           Common Stocks 717081103  87,190   5,083,956                  Sole                       4,813,090   270,866
SOUTHERN CO COM          Common Stocks 842587107  92,106   2,777,625                  Sole                       2,586,025   191,600
TECO ENERGY INC COM      Common Stocks 872375100   3,729     234,700                  Sole                         118,900   115,800

Totals                                         2,218,910
